CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 14, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2022
Debt Instrument [Line Items]
Loss from extinguishment		$ (1,410)	$ 0	$ 0
Convertible Notes
Debt Instrument [Line Items]
Term of debt issuance costs amortization		3 years
Total Issuance Costs	$ 596
Debt interest rate		0.14%
Amortization of debt issuance costs		$ 27	$ 200
Loss from extinguishment		$ 1,410
Convertible Notes | Lynrock Lake Master Fund LP [Member]
Debt Instrument [Line Items]
Principal amount	$ 40,000				$ 40,000
conversion price decreases by	up to two $1 increments if the company elects to extend the maturity of the Note by up to two successive years
Conversion rate description	The Note is convertible into the company's ordinary shares atan initial conversion rate of 97.0874 ordinary shares per $1,000 of the principal amount being converted (based on an initial conversion price equal to $10.30 per ordinary share).